Other payables (Tables)	9 Months Ended
Sep. 30, 2023
Other Payables [Abstract]
Schedule of other payables

	September 30, 2023	December 31, 2022
	£’000	£’000
Accruals	18,027	15,801
Other payables	8,785	814
Other taxation and social security	4,305	2,830
Corporation tax	90	10
	31,207	19,455

Schedule of non-current other payables

	September 30, 2023	31 December, 2022
	£’000	£’000
Other payables	—	377
	—	377